Intangible Assets (Details Textual) - EOS ENERGY STORAGE, LLC [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Intangible Assets (Textual)
Intangible assets	$ 340,000		$ 360,000	$ 400,000
Amortization expenses	20,000	$ 20,000	40,000	$ 0
Patents [Member]
Intangible Assets (Textual)
Intangible assets	$ 400,000		$ 400,000